Guarantees, commitments and risks - Expected payments for liabilities, trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt and derivatives
Guarantees, commitments and risks
Financial liabilities	€ 37,138	€ 41,011
Debt and derivatives | 2024
Guarantees, commitments and risks
Financial liabilities	10,966	17,222
Debt and derivatives | 2025
Guarantees, commitments and risks
Financial liabilities	3,401	2,924
Debt and derivatives | 2026
Guarantees, commitments and risks
Financial liabilities	3,735	3,136
Debt and derivatives | 2027
Guarantees, commitments and risks
Financial liabilities	3,015	3,717
Debt and derivatives | 2028
Guarantees, commitments and risks
Financial liabilities	5,921	2,274
Debt and derivatives | 2029 and thereafter
Guarantees, commitments and risks
Financial liabilities	10,100	11,738
Long-term debt and current portion of long-term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	25,159	22,333
Long-term debt and current portion of long-term debt | 2024
Guarantees, commitments and risks
Non-derivative financial liabilities	3,340	2,883
Long-term debt and current portion of long-term debt | 2025
Guarantees, commitments and risks
Non-derivative financial liabilities	2,689	2,339
Long-term debt and current portion of long-term debt | 2026
Guarantees, commitments and risks
Non-derivative financial liabilities	3,219	2,640
Long-term debt and current portion of long-term debt | 2027
Guarantees, commitments and risks
Non-derivative financial liabilities	2,611	3,298
Long-term debt and current portion of long-term debt | 2028
Guarantees, commitments and risks
Non-derivative financial liabilities	5,520	1,927
Long-term debt and current portion of long-term debt | 2029 and thereafter
Guarantees, commitments and risks
Non-derivative financial liabilities	7,780	9,246
Short term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	4,092	4,446
Short term debt | 2024
Guarantees, commitments and risks
Non-derivative financial liabilities	4,092	4,446
Long-term and current portion of long-term lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	5,320	4,904
Long-term and current portion of long-term lease liabilities | 2024
Guarantees, commitments and risks
Non-derivative financial liabilities	1,120	851
Long-term and current portion of long-term lease liabilities | 2025
Guarantees, commitments and risks
Non-derivative financial liabilities	691	584
Long-term and current portion of long-term lease liabilities | 2026
Guarantees, commitments and risks
Non-derivative financial liabilities	476	445
Long-term and current portion of long-term lease liabilities | 2027
Guarantees, commitments and risks
Non-derivative financial liabilities	399	365
Long-term and current portion of long-term lease liabilities | 2028
Guarantees, commitments and risks
Non-derivative financial liabilities	364	347
Long-term and current portion of long-term lease liabilities | 2029 and thereafter
Guarantees, commitments and risks
Non-derivative financial liabilities	2,270	2,312
Derivatives
Guarantees, commitments and risks
Derivative financial liabilities	2,567	9,328
Derivatives | 2024
Guarantees, commitments and risks
Derivative financial liabilities	2,414	9,042
Derivatives | 2025
Guarantees, commitments and risks
Derivative financial liabilities	21	1
Derivatives | 2026
Guarantees, commitments and risks
Derivative financial liabilities	40	51
Derivatives | 2027
Guarantees, commitments and risks
Derivative financial liabilities	5	54
Derivatives | 2028
Guarantees, commitments and risks
Derivative financial liabilities	37
Derivatives | 2029 and thereafter
Guarantees, commitments and risks
Derivative financial liabilities	50	180
Interest on finance debt and lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	5,336	4,533
Interest on finance debt and lease liabilities | 2024
Guarantees, commitments and risks
Non-derivative financial liabilities	1,007	825
Interest on finance debt and lease liabilities | 2025
Guarantees, commitments and risks
Non-derivative financial liabilities	897	703
Interest on finance debt and lease liabilities | 2026
Guarantees, commitments and risks
Non-derivative financial liabilities	760	643
Interest on finance debt and lease liabilities | 2027
Guarantees, commitments and risks
Non-derivative financial liabilities	663	530
Interest on finance debt and lease liabilities | 2028
Guarantees, commitments and risks
Non-derivative financial liabilities	537	431
Interest on finance debt and lease liabilities | 2029 and thereafter
Guarantees, commitments and risks
Non-derivative financial liabilities	1,472	1,401
Interest on finance debt
Guarantees, commitments and risks
Non-derivative financial liabilities	3,675	2,908
Interest on finance debt | 2024
Guarantees, commitments and risks
Non-derivative financial liabilities	738	590
Interest on finance debt | 2025
Guarantees, commitments and risks
Non-derivative financial liabilities	676	494
Interest on finance debt | 2026
Guarantees, commitments and risks
Non-derivative financial liabilities	572	459
Interest on finance debt | 2027
Guarantees, commitments and risks
Non-derivative financial liabilities	496	365
Interest on finance debt | 2028
Guarantees, commitments and risks
Non-derivative financial liabilities	389	284
Interest on finance debt | 2029 and thereafter
Guarantees, commitments and risks
Non-derivative financial liabilities	804	716
Interest on lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	1,661	1,625
Interest on lease liabilities | 2024
Guarantees, commitments and risks
Non-derivative financial liabilities	269	235
Interest on lease liabilities | 2025
Guarantees, commitments and risks
Non-derivative financial liabilities	221	209
Interest on lease liabilities | 2026
Guarantees, commitments and risks
Non-derivative financial liabilities	188	184
Interest on lease liabilities | 2027
Guarantees, commitments and risks
Non-derivative financial liabilities	167	165
Interest on lease liabilities | 2028
Guarantees, commitments and risks
Non-derivative financial liabilities	148	147
Interest on lease liabilities | 2029 and thereafter
Guarantees, commitments and risks
Non-derivative financial liabilities	668	685
Guarantees
Guarantees, commitments and risks
Non-derivative financial liabilities	1,114	1,668
Guarantees | 2024
Guarantees, commitments and risks
Non-derivative financial liabilities	€ 1,114	€ 1,668